Delaware VIP® Trust — Delaware VIP Opportunity Series
Schedule of investments
March 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.64%			Common Stock (continued)
Basic Materials - 7.83%			Consumer Staples - 2.16%
Balchem	6,231	$ 615,124	Casey’s General Stores	5,400	$715,446
Eastman Chemical	9,034	420,804	J&J Snack Foods	4,271	516,791
Huntsman	40,394	582,885			1,232,237
Kaiser Aluminum	8,722	604,260	Credit Cyclicals - 1.23%
Minerals Technologies	13,084	474,426	BorgWarner	11,417	278,232
Neenah	12,876	555,342	DR Horton	6,640	225,760
Reliance Steel & Aluminum	8,961	784,894	Toll Brothers	10,344	199,122
Worthington Industries	16,580	435,225			703,114
		4,472,960
			Energy - 0.41%
Business Services - 3.40%			Diamondback Energy	3,115	81,613
ABM Industries	15,680	381,965	Parsley Energy Class A	13,118	75,166
Aramark	20,287	405,131	Patterson-UTI Energy	25,441	59,786
ASGN †	10,940	386,401	PDC Energy †	2,943	18,276
Mobile Mini	15,332	402,158			234,841
US Ecology	12,094	367,658
		1,943,313	Financial Services - 12.58%
			Axis Capital Holdings	10,735	414,908
Capital Goods - 12.65%			CenterState Bank	22,533	388,244
Barnes Group	7,332	306,698	East West Bancorp	14,226	366,177
Belden	9,034	325,947	Essent Group	16,486	434,241
BWX Technologies	10,237	498,644	First Financial Bancorp	15,322	228,451
Columbus McKinnon	4,880	122,000	Great Western Bancorp	18,276	374,292
ESCO Technologies	6,749	512,317	Independent Bank Group	10,695	253,258
Federal Signal	9,138	249,285	Kemper	4,361	324,328
Gates Industrial †	19,626	144,840	MGIC Investment	26,023	165,246
Graco	10,488	511,080	NMI Holdings Class A †	4,974	57,748
Jacobs Engineering Group	6,853	543,237	Primerica	6,231	551,319
Kadant	6,180	461,337	Reinsurance Group of America	6,749	567,861
KBR	12,501	258,521	RLI	1,039	91,359
Lincoln Electric Holdings	7,688	530,472	Selective Insurance Group	9,455	469,913
MasTec †	7,061	231,107	Sterling Bancorp	33,561	350,712
Oshkosh	8,722	561,086	Stifel Financial	13,596	561,243
Quanta Services	12,565	398,687	Umpqua Holdings	40,809	444,818
Rexnord	17,845	404,546	Valley National Bancorp	47,247	345,376
Spirit AeroSystems Holdings Class A	5,919	141,642	Webster Financial	9,136	209,214
Tetra Tech	3,115	219,981	Western Alliance Bancorp	10,695	327,374
United Rentals †	4,700	483,630	WSFS Financial	10,384	258,769
Woodward	5,400	320,976			7,184,851
		7,226,033
			Healthcare - 15.92%
Consumer Discretionary - 4.08%			Agios Pharmaceuticals †	12,525	444,387
American Eagle Outfitters	36,033	286,462	Bio-Techne	4,093	776,115
Five Below †	6,507	457,963	Catalent †	12,876	668,908
Malibu Boats Class A †	12,831	369,404	DexCom †	3,954	1,064,694
Steven Madden	22,100	513,383	Encompass Health	10,176	651,569
Tractor Supply	8,337	704,893	Exact Sciences †	9,862	571,996
		2,332,105	ICON (Ireland) †	5,192	706,112
Consumer Services - 1.49%			Intercept Pharmaceuticals †	5,518	347,413
Chuy’s Holdings †	8,931	89,935	Ligand Pharmaceuticals †	5,400	392,688
Jack in the Box	4,096	143,565	Neurocrine Biosciences †	9,121	789,423
Texas Roadhouse	4,566	188,576	Repligen †	6,340	612,064
Wendy’s	28,720	427,354	Supernus Pharmaceuticals †	12,876	231,639
		849,430	Teladoc Health †	660	102,307

NQ-FL4 [3/20] 5/20 (1178293) Opportunity Series-1

Delaware VIP® Opportunity Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Common Stock (continued)
Healthcare (continued)			Technology (continued)
Ultragenyx Pharmaceutical †	13,168$	585,054	PTC †	9,138	$559,337
West Pharmaceutical Services	5,202	792,005	Rapid7 †	5,239	227,006
Wright Medical Group †	12,409	355,518	Semtech †	13,499	506,213
		9,091,892	SS&C Technologies Holdings	17,653	773,554
Media - 0.98%			Tyler Technologies †	4,361	1,293,298
Cinemark Holdings	19,074	194,364	WNS Holdings ADR †	12,297	528,525
Interpublic Group of Companies	22,638	366,509	Yelp †	13,779	248,435
		560,873			10,489,571
Real Estate Investment Trusts - 8.53%			Transportation - 2.01%
American Assets Trust	9,001	225,025	Knight-Swift Transportation Holdings	22,222	728,882
Apartment Investment & Management			Werner Enterprises	11,623	421,450
Class A	14,849	521,942			1,150,332
Brixmor Property Group	26,703	253,679	Utilities - 6.01%
Camden Property Trust	6,334	501,906	Black Hills	7,960	509,679
Cousins Properties	19,834	580,541	NorthWestern	17,640	1,055,401
EastGroup Properties	4,731	494,295	South Jersey Industries	30,009	750,225
EPR Properties	8,619	208,752	Spire	14,975	1,115,338
First Industrial Realty Trust	19,211	638,382			3,430,643
Kite Realty Group Trust	31,672	299,934	Total Common Stock
Lexington Realty Trust	35,485	352,366	(cost $72,347,836)		55,773,570
Mack-Cali Realty	19,938	303,656
Pebblebrook Hotel Trust	14,441	157,262	Short-Term Investments - 2.49%
Physicians Realty Trust	11,631	162,136	Money Market Mutual Funds - 2.49%
RPT Realty	28,441	171,499	BlackRock FedFund - Institutional Shares
		4,871,375	(seven-day effective yield 0.33%)	283,908	283,908
Technology - 18.36%			Fidelity Investments Money Market
Blackbaud	4,049	224,922	Government Portfolio - Class I
Box Class A †	3,005	42,190	(seven-day effective yield 0.30%)	283,908	283,908
Brooks Automation	15,387	469,303	GS Financial Square Government
Chegg †	8,341	298,441	Fund -
ExlService Holdings †	10,384	540,280	Institutional Shares (seven-day
Guidewire Software †	8,722	691,742	effective yield 0.34%)	283,908	283,908
II-VI †	14,019	399,542	Morgan Stanley Government Portfolio -
J2 Global	9,037	676,419	Institutional Share Class (seven-day
LendingTree †	2,388	437,935
			effective yield 0.22%)	283,908	283,908
MACOM Technology Solutions
			State Street Institutional US Government
Holdings †	9,761	184,776
			Money Market Fund - Investor Class
MaxLinear †	25,970	303,070
NETGEAR †	8,931	203,984	(seven-day effective yield 0.24%)	283,908	283,908
Paycom Software †	4,880	985,809	Total Short-Term Investments
Proofpoint †	8,722	894,790	(cost $1,419,540)		1,419,540

Total Value of Securities - 100.13%
(cost $73,767,376)					57,193,110
Liabilities Net of Receivables and Other Assets - (0.13%)					(72,366)
Net Assets Applicable to 4,207,544 Shares Outstanding - 100.00%					$57,120,744

† Non-income producing security.

NQ-FL4 [3/20] 5/20 (1178293) Opportunity Series-2

Delaware VIP® Opportunity Series
Schedule of investments (continued)

Summary of abbreviations:
ADR - American Depositary Receipt
GS - Goldman Sachs

NQ-FL4 [3/20] 5/20 (1178293) Opportunity Series-3